Inventories (Details) - PEN (S/) S/ in Thousands		1 Months Ended	12 Months Ended
	Oct. 01, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventories (Details) [Line Items]
Land impairment			S/ 175,087	S/ 176,927
Capitalized financing costs			1,000
Annual interest	9.00%	8.00%
Interest rate				3,800
Net impairment			3,700	3,800
Construction materials			S/ 47,000	S/ 53,100
Bottom of range [member]
Inventories (Details) [Line Items]
Annual interest			7.00%
Interest rate				7.00%
Top of range [member]
Inventories (Details) [Line Items]
Annual interest			11.00%
Interest rate				11.00%
Viva Negocio Inmobiliario S.A. A [Member]
Inventories (Details) [Line Items]
Land impairment			S/ 1,200	S/ 1,200